United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant's Telephone Number)

Karen Gilomen, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2018

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-91.5%
CONSUMER DISCRETIONARY-6.3%
	Apparel Retail-1.8%
40,000	Foot Locker, Inc.	$1,821,600

	Apparel, Accessories & Luxury Goods-0.9%
8,355	Carter's, Inc.	869,755

	Automotive Retail-1.9%
18,767	Lithia Motors, Inc., Class A	1,886,459

	Home Improvement Retail-0.5%
8,800	Floor & Decor Holdings, Inc., Class A(1)	458,656

	Restaurants-1.2%
13,426	BJ's Restaurants, Inc.	602,827
11,300	Papa John's International, Inc.	647,490
		1,250,317
TOTAL CONSUMER DISCRETIONARY		6,286,787

CONSUMER STAPLES-1.1%
	Household Products-1.1%
10,683	Spectrum Brands Holdings, Inc.	1,107,827

TOTAL CONSUMER STAPLES		1,107,827

ENERGY-1.1%
	Oil & Gas Exploration & Production-1.1%
20,700	Callon Petroleum Co.(1)	274,068
9,652	PDC Energy, Inc.(1)	473,238
35,495	QEP Resources, Inc.(1)	347,496
		1,094,802
TOTAL ENERGY		1,094,802

FINANCIALS-12.4%
	Asset Management & Custody Banks-0.7%
16,400	Legg Mason, Inc.	666,660

	Investment Banking & Brokerage-3.0%
50,647	Stifel Financial Corp.	2,999,822

	Life & Health Insurance-1.0%
34,337	Trupanion, Inc.(1)	1,026,333

	Property & Casualty Insurance-0.7%
11,470	First American Financial Corp.	673,060

	Regional Banks-7.0%
25,837	Associated Banc-Corp.	642,049
23,345	BancorpSouth Bank	742,371
16,169	Banner Corp.	897,218

Shares/Principal Amount		Value
25,153	First Bancorp/Southern Pines, NC	$896,704
34,078	Fulton Financial Corp.	604,884
15,570	MB Financial, Inc.	630,274
52,504	Old National Bancorp	887,318
10,390	South State Corp.	886,267
28,160	Trustmark Corp.	877,466
		7,064,551
TOTAL FINANCIALS		12,430,426

HEALTH CARE-18.4%
	Health Care Distributors-0.9%
39,841	Patterson Cos., Inc.	885,665

	Health Care Equipment-6.2%
25,000	Analogic Corp.	2,397,500
33,228	Hill-Rom Holdings, Inc.	2,890,836
17,206	Integra LifeSciences Holdings Corp.(1)	952,180
		6,240,516
	Health Care Supplies-2.5%
2,145	Align Technology, Inc.(1)	538,674
30,666	Neogen Corp.(1)	2,054,315
		2,592,989
	Health Care Technology-3.6%
184,724	Allscripts Healthcare Solutions, Inc.(1)	2,281,341
9,363	athenahealth, Inc.(1)	1,339,190
		3,620,531
	Life Sciences Tools & Services-4.4%
12,429	Charles River Laboratories International, Inc.(1)	1,326,671
18,044	ICON PLC(1)	2,131,718
27,749	Syneos Health, Inc.(1)	985,090
		4,443,479
	Pharmaceuticals-0.8%
25,200	Prestige Brands Holdings, Inc.(1)	849,744

TOTAL HEALTH CARE		18,632,924

INDUSTRIALS-28.8%
	Aerospace & Defense-6.6%
65,996	Hexcel Corp.	4,262,682
29,246	Moog, Inc., Class A(1)	2,410,163
		6,672,845
	Air Freight & Logistics-2.3%
24,286	Atlas Air Worldwide Holdings, Inc.(1)	1,468,089
16,082	Forward Air Corp.	850,095
		2,318,184
	Airlines-2.6%
15,000	Allegiant Travel Co.	2,588,250

	Building Products-5.2%
44,987	AAON, Inc.	1,754,493
15,006	Lennox International, Inc.	3,066,776
11,644	Masco Corp.	470,883
		5,292,152

Shares/Principal Amount		Value
	Construction & Engineering-3.6%
104,774	Quanta Services, Inc.(1)	$3,598,987

	Construction Machinery & Heavy Trucks-1.7%
30,167	Meritor, Inc.(1)	620,234
64,501	Spartan Motors, Inc.	1,109,417
		1,729,651
	Diversified Support Services-2.0%
26,569	Healthcare Services Group, Inc.	1,155,220
5,861	UniFirst Corp.	947,431
		2,102,651
	Industrial Machinery-0.5%
6,756	Watts Water Technologies, Inc., Class A	524,941

	Trading Companies & Distributors-2.8%
28,254	BMC Stock Holdings, Inc.(1)	552,366
7,952	Herc Holdings, Inc.(1)	516,482
10,135	United Rentals, Inc.(1)	1,750,619
		2,819,467
	Trucking-1.5%
20,528	Ryder System, Inc.	1,494,233

TOTAL INDUSTRIALS		29,141,361

INFORMATION TECHNOLOGY-20.4%
	Electronic Equipment & Instruments-1.8%
17,549	OSI Systems, Inc.(1)	1,145,423
46,392	VeriFone Systems, Inc.(1)	713,509
		1,858,932
	Internet Software & Services-1.9%
20,000	Nutanix, Inc., Class A(1)	982,200
67,622	Quotient Technology, Inc.(1)	885,848
		1,868,048
	Semiconductor Equipment-1.6%
35,921	Teradyne, Inc.	1,641,949

	Semiconductors-6.0%
172,377	Cypress Semiconductor Corp.	2,923,514
61,006	Integrated Device Technology, Inc.(1)	1,864,343
92,942	Rambus, Inc.(1)	1,248,211
		6,036,068
	Systems Software-4.3%
70,650	FireEye, Inc.(1)	1,196,104
14,993	Qualys, Inc.(1)	1,090,741
47,362	Rapid7, Inc.(1)	1,211,046
9,688	Tableau Software, Inc., Class A(1)	782,984
		4,280,875
	Technology Distributors-1.1%
9,232	SYNNEX Corp.	1,093,069

	Technology Hardware, Storage & Peripherals-3.7%
12,536	NCR Corp.(1)	395,135
Shares/Principal Amount		Value
164,747	Pure Storage, Inc., Class A(1)	$3,286,703
		3,681,838
TOTAL INFORMATION TECHNOLOGY		20,460,779

MATERIALS-3.0%
	Forest Products-2.5%
87,405	Louisiana-Pacific Corp.	2,514,642

	Paper Products-0.5%
24,128	PH Glatfelter Co.	495,348

TOTAL MATERIALS		3,009,990

TOTAL COMMON STOCKS
(Cost $58,344,984)		92,164,896

EXCHANGE TRADED FUNDS-2.8%
18,887	Vanguard® Small-Cap ETF	2,774,878

TOTAL EXCHANGE TRADED FUNDS
(Cost $2,642,971)		2,774,878

SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
6,287,033	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	6,287,033

TOTAL SHORT TERM INVESTMENTS
(Cost $6,287,033)		6,287,033

TOTAL INVESTMENTS-100.6%
(Cost $67,274,988)		101,226,807
OTHER ASSETS AND LIABILITIES-NET(2)-(0.6)%		(639,535)
NET ASSETS-100.0%		$100,587,272

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note - The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-94.1%
CONSUMER DISCRETIONARY-15.7%
	Apparel Retail-1.2%
50,000	TJX Cos., Inc.	$4,078,000

	Auto Parts & Equipment-5.3%
40,000	Aptiv PLC	3,398,800
88,000	BorgWarner, Inc.	4,420,240
30,000	Lear Corp.	5,582,700
78,000	Magna International, Inc.	4,395,300
		17,797,040
	General Merchandise Stores-0.5%
19,000	Dollar Tree, Inc.(1)	1,803,100

	Home Improvement Retail-1.8%
34,000	Home Depot, Inc.	6,060,160

	Homebuilding-0.8%
65,000	Toll Brothers, Inc.	2,811,250

	Internet & Direct Marketing Retail-4.0%
9,300	Amazon.com, Inc.(1)	13,460,262

	Movies & Entertainment-1.2%
40,000	Walt Disney Co.	4,017,600

	Restaurants-0.9%
52,500	Starbucks Corp.	3,039,225

TOTAL CONSUMER DISCRETIONARY		53,066,637

CONSUMER STAPLES-5.9%
	Distillers & Vintners-2.5%
36,000	Constellation Brands, Inc., Class A	8,205,120

	Drug Retail-2.5%
89,500	CVS Health Corp.	5,567,795
40,000	Walgreens Boots Alliance, Inc.	2,618,800
		8,186,595
	Packaged Foods & Meats-0.9%
75,000	Mondelez International, Inc., Class A	3,129,750

TOTAL CONSUMER STAPLES		19,521,465

ENERGY-3.6%
	Oil & Gas Equipment & Services-1.4%
100,000	Halliburton Co.	4,694,000

	Oil & Gas Exploration & Production-2.2%
65,000	Continental Resources, Inc.(1)	3,831,750
Shares/Principal Amount		Value
78,800	EQT Corp.	$3,743,788
		7,575,538
TOTAL ENERGY		12,269,538

FINANCIALS-11.4%
	Asset Management & Custody Banks-2.7%
16,450	BlackRock, Inc.	8,911,294

	Consumer Finance-1.7%
59,700	Capital One Financial Corp.	5,720,454

	Diversified Banks-2.0%
125,000	Wells Fargo & Co.(2)	6,551,250

	Investment Banking & Brokerage-1.6%
100,000	Morgan Stanley	5,396,000

	Property & Casualty Insurance-1.8%
44,000	Chubb, Ltd.	6,017,880

	Regional Banks-1.6%
100,000	BB&T Corp.	5,204,000

TOTAL FINANCIALS		37,800,878

HEALTH CARE-16.4%
	Biotechnology-3.3%
35,000	Amgen, Inc.	5,966,800
56,000	Celgene Corp.(1)	4,995,760
		10,962,560
	Health Care Equipment-2.0%
110,000	Abbott Laboratories	6,591,200

	Life Sciences Tools & Services-2.8%
50,000	Iqvia Holdings, Inc.(1)	4,905,500
21,000	Thermo Fisher Scientific, Inc.	4,335,660
		9,241,160
	Managed Health Care-3.2%
50,000	UnitedHealth Group, Inc.	10,700,000

	Pharmaceuticals-5.1%
28,250	Johnson & Johnson	3,620,237
57,000	Merck & Co., Inc.	3,104,790
125,000	Zoetis, Inc.(2)	10,438,750
		17,163,777
TOTAL HEALTH CARE		54,658,697

INDUSTRIALS-11.1%
	Aerospace & Defense-3.7%
12,100	Boeing Co.	3,967,348
39,300	Raytheon Co.	8,481,726
		12,449,074
	Air Freight & Logistics-2.7%
38,000	FedEx Corp.	9,124,180

	Industrial Conglomerates-1.1%
25,000	Honeywell International, Inc.	3,612,750

Shares/Principal Amount		Value
	Industrial Machinery-2.5%
17,000	Parker-Hannifin Corp.	$2,907,510
35,000	Stanley Black & Decker, Inc.	5,362,000
		8,269,510
	Railroads-1.1%
33,000	Kansas City Southern(2)	3,625,050

TOTAL INDUSTRIALS		37,080,564

INFORMATION TECHNOLOGY-28.5%
	Application Software-4.9%
28,600	Adobe Systems, Inc.(1)	6,179,888
63,000	salesforce.com, Inc.(1)(2)	7,326,900
30,000	SAP SE, Sponsored ADR	3,154,800
		16,661,588
	Data Processing & Outsourced Services-5.5%
38,600	Mastercard, Inc., Class A	6,761,176
77,000	PayPal Holdings, Inc.(1)	5,841,990
75,000	Worldpay, Inc., Class A(1)	6,168,000
		18,771,166
	Internet Software & Services-6.5%
20,000	Alibaba Group Holding, Ltd., Sponsored ADR(1)	3,670,800
6,000	Alphabet, Inc., Class A(1)	6,222,840
6,016	Alphabet, Inc., Class C(1)	6,207,249
33,500	Facebook, Inc., Class A(1)	5,352,965
		21,453,854
	IT Consulting & Other Services-1.1%
35,000	DXC Technology Co.	3,518,550

	Semiconductors-3.9%
31,211	Broadcom, Ltd.	7,354,872
58,000	Skyworks Solutions, Inc.	5,815,080
		13,169,952
	Systems Software-3.1%
50,000	Microsoft Corp.	4,563,500
123,000	Oracle Corp.	5,627,250
		10,190,750
	Technology Hardware, Storage & Peripherals-3.5%
70,000	Apple, Inc.	11,744,600

TOTAL INFORMATION TECHNOLOGY		95,510,460

MATERIALS-1.5%
	Specialty Chemicals-1.5%
45,000	PPG Industries, Inc.	5,022,000

TOTAL MATERIALS		5,022,000

TOTAL COMMON STOCKS
(Cost $184,584,398)		314,930,239

EXCHANGE TRADED FUNDS-1.4%
131,500	SPDR® S&P® Oil & Gas Exploration & Production ETF	4,631,430
	Shares/Principal Amount	Value
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $4,540,657)	$4,631,430

	SHORT TERM INVESTMENTS-4.4%
	Mutual Funds-4.4%
14,804,817	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	14,804,817

	TOTAL SHORT TERM INVESTMENTS
	(Cost $14,804,817)	14,804,817

	TOTAL INVESTMENTS-99.9%
	(Cost $203,929,872)	334,366,486
	OTHER ASSETS AND LIABILITIES-NET(3)-0.1%	214,821
	NET ASSETS-100.0%	$334,581,307

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2018.
(3)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
Kansas City Southern	$110.00	04/20/2018	330	$(53,941)	$3,625,050	$(92,070)
salesforce.com, Inc.	$130.00	04/20/2018	300	(47,538)	3,489,000	(5,700)
Wells Fargo & Co.	$60.00	04/20/2018	500	(41,730)	2,620,500	(2,000)
Zoetis, Inc.	$87.50	04/20/2018	500	(42,190)	4,175,500	(16,250)
				$(185,399)	$13,910,050	$(116,020)

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-63.2%
CONSUMER DISCRETIONARY-2.9%
	Auto Parts & Equipment-1.0%
20,000	Magna International, Inc.	$1,127,000

	Automobile Manufacturers-0.4%
40,000	Ford Motor Co.	443,200

	Household Appliances-0.6%
4,500	Whirlpool Corp.	688,995

	Restaurants-0.9%
18,000	Starbucks Corp.	1,042,020

TOTAL CONSUMER DISCRETIONARY		3,301,215

CONSUMER STAPLES-7.4%
	Drug Retail-1.1%
20,000	CVS Health Corp.	1,244,200

	Household Products-1.2%
17,000	Procter & Gamble Co.	1,347,760

	Packaged Foods & Meats-0.6%
11,000	Kraft Heinz Co.	685,190

	Soft Drinks-2.3%
20,000	Coca-Cola Co.	868,600
16,000	PepsiCo, Inc.	1,746,400
		2,615,000
	Tobacco-2.2%
40,000	Altria Group, Inc.	2,492,800

TOTAL CONSUMER STAPLES		8,384,950

ENERGY-5.0%
	Integrated Oil & Gas-5.0%
19,100	Chevron Corp.	2,178,164
20,000	Exxon Mobil Corp.	1,492,200
35,000	TOTAL SA Sponsored ADR	2,019,150
		5,689,514
TOTAL ENERGY		5,689,514

FINANCIALS-11.4%
	Asset Management & Custody Banks-0.7%
25,000	Federated Investors, Inc., Class B	835,000

	Consumer Finance-2.2%
35,000	Discover Financial Services	2,517,550

	Diversified Banks-2.2%
7,500	JPMorgan Chase & Co.	824,775
Shares/Principal Amount		Value
34,000	US Bancorp	$1,717,000
		2,541,775
	Insurance Brokers-1.6%
27,000	Arthur J Gallagher & Co.	1,855,710

	Property & Casualty Insurance-1.6%
13,000	Chubb, Ltd.	1,778,010

	Regional Banks-3.1%
43,000	BB&T Corp.	2,237,720
8,000	PNC Financial Services Group, Inc.	1,209,920
		3,447,640
TOTAL FINANCIALS		12,975,685

HEALTH CARE-10.1%
	Biotechnology-4.3%
25,000	AbbVie, Inc.	2,366,250
9,500	Amgen, Inc.	1,619,560
12,500	Gilead Sciences, Inc.	942,375
		4,928,185
	Health Care Equipment-1.0%
14,500	Medtronic PLC	1,163,190

	Pharmaceuticals-4.8%
30,000	Bristol-Myers Squibb Co.	1,897,500
25,000	Merck & Co., Inc.	1,361,750
60,000	Pfizer, Inc.	2,129,400
		5,388,650
TOTAL HEALTH CARE		11,480,025

INDUSTRIALS-7.7%
	Aerospace & Defense-3.7%
3,000	Boeing Co.	983,640
6,000	Lockheed Martin Corp.	2,027,580
9,000	United Technologies Corp.	1,132,380
		4,143,600
	Air Freight & Logistics-0.9%
10,000	United Parcel Service, Inc., Class B	1,046,600

	Airlines-1.0%
20,000	Delta Air Lines, Inc.	1,096,200

	Electrical Components & Equipment-1.3%
18,500	Eaton Corp. PLC	1,478,335

	Industrial Conglomerates-0.8%
6,000	Honeywell International, Inc.	867,060

TOTAL INDUSTRIALS		8,631,795

INFORMATION TECHNOLOGY-11.4%
	Communications Equipment-1.1%
30,000	Cisco Systems, Inc.	1,286,700

	IT Consulting & Other Services-1.3%
23,000	Leidos Holdings, Inc.	1,504,200

Shares/Principal Amount		Value
	Semiconductors-4.0%
150,000	Cypress Semiconductor Corp.	$2,544,000
20,000	Texas Instruments, Inc.	2,077,800
		4,621,800
	Technology Hardware, Storage & Peripherals-5.0%
26,000	Apple, Inc.	4,362,280
15,000	Western Digital Corp.	1,384,050
		5,746,330
TOTAL INFORMATION TECHNOLOGY		13,159,030

MATERIALS-2.1%
	Diversified Chemicals-2.1%
36,666	DowDuPont, Inc.	2,335,991

TOTAL MATERIALS		2,335,991

REAL ESTATE-1.9%
	Industrial REITS-0.7%
13,000	Prologis, Inc. REIT	818,870

	Specialized REITS-1.2%
18,500	CubeSmart REIT	521,700
7,800	Digital Realty Trust, Inc. REIT	821,964
		1,343,664
TOTAL REAL ESTATE		2,162,534

TELECOMMUNICATION SERVICES-1.6%
	Integrated Telecommunication Services-1.6%
25,000	AT&T, Inc.	891,250
20,000	Verizon Communications, Inc.	956,400
		1,847,650
TOTAL TELECOMMUNICATION SERVICES		1,847,650

UTILITIES-1.7%
	Electric Utilities-0.9%
13,025	Duke Energy Corp.	1,009,047

	Multi-Utilities-0.8%
13,250	Dominion Energy, Inc.	893,447

TOTAL UTILITIES		1,902,494

TOTAL COMMON STOCKS
(Cost $53,106,371)		71,870,883

CORPORATE BONDS-14.2%
	Banks-0.9%
$1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	986,884

	Diversified Chemicals-0.9%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	982,597
Shares/Principal Amount		Value
	Industrial Gases-0.7%
$835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	$844,116

	Integrated Telecommunication Services-1.8%
1,000,000	AT&T, Inc., Sr. Unsecured Notes, 3.950%, 1/15/2025	1,001,043
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,019,680
		2,020,723
	Internet Software & Services-1.8%
2,000,000	Ebay, Inc., Senior Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,015,659

	Investment Banking & Brokerage-0.9%
1,000,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,032,034

	Life Sciences Tools & Services-0.4%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	495,021

	Oil & Gas Exploration & Production-0.4%
500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	494,617

	Packaged Foods & Meats-0.4%
500,000	Kraft Heinz Foods Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	495,183

	Pharmaceuticals-2.2%
1,000,000	Allergan Funding SCS, Sr. Unsecured Notes, 3.450%, 3/15/2022	992,079
500,000	Pfizer, Inc., Sr. Unsecured Notes, 3.400%, 5/15/2024	504,379
1,000,000	Zoetis, Inc., Sr. Unsecured Notes, 3.250%, 2/1/2023	991,105
		2,487,563
	Real Estate-0.6%
750,000	Simon Property Group LP, Sr. Unsecured Notes, 2.750%, 2/1/2023	731,776

	Regional Banks-2.2%
500,000	PNC Bank NA, Subordinated Notes, 2.950%, 1/30/2023	489,166

Shares/Principal Amount		Value
$1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	$1,003,687
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	978,977
		2,471,830
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	401,126
750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	750,333
		1,151,459
TOTAL CORPORATE BONDS
(Cost $16,394,906)		16,209,462

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-6.6%
	Federal Home Loan Mortgage Corp.-3.3%
751,787	Series 2015-4517, Class PC, 2.500%, 5/15/2044	733,589
1,124,701	Series 2017-4665, Class JA, 4.000%, 12/15/2042	1,148,102
1,825,337	Series 2017-4694, Class DA, 3.500%, 6/15/2042	1,839,052
		3,720,743

	Federal National Mortgage Association-2.3%
813,046	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	839,529
340,524	Series 2012-100, Class NA, 2.000%, 11/25/2041, REMIC	329,872
535,934	Series 2012-54, Class WA, 3.000%, 4/25/2032, REMIC	534,305
532,533	Series 2013-72, Class HG, 3.000%, 4/25/2033, REMIC	532,769
432,490	Series 2013-9, Class KB, 2.500%, 12/25/2042, REMIC	420,292
		2,656,767

	Government National Mortgage Association-1.0%
473,851	Series 2012-84, Class TA, 2.500%, 3/20/2042	460,604
678,447	Series 2013-88, Class LV, 2.500%, 9/16/2026	669,239
		1,129,843

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,728,417)		7,507,353
Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-5.1%
	Commercial Mortgage-Backed Securities-1.8%
$1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	$1,534,783
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	499,143
		2,033,926
	Federal Home Loan Mortgage Corp.-0.2%
297,881	Pool G18527, 3.000%, 10/1/2029	297,559

	Federal National Mortgage Association-1.4%
451,232	Pool AM3301, 2.350%, 5/1/2023	439,841
449,452	Pool MA1449, 3.000%, 5/1/2028	451,128
660,733	Pool AM6756, 3.570%, 10/1/2029	677,473
		1,568,442
	Small Business Administration Pools-1.7%
994,555	PRIME - 2.50%, 1/25/2042(1)	998,849
918,210	PRIME - 2.60%, 7/25/2042(1)	916,150
		1,914,999
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $5,859,026)		5,814,926

U.S. GOVERNMENT AGENCY SECURITIES-3.0%
	Federal Farm Credit Banks-2.6%
2,000,000	2.450%, 11/29/2023	1,952,454
1,000,000	2.350%, 9/11/2024	963,379
		2,915,833
	Federal Home Loan Banks-0.4%
450,000	5.250%, 6/10/2022	498,113

TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $3,446,742)		3,413,946

TAXABLE MUNICIPAL BONDS-4.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	525,850

	Colorado-0.1%
150,000	Colorado State Housing and Finance Authority Revenue Bonds, Series A-1, 3.900%, 10/1/2032	151,779

	Florida-0.7%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	320,680

Shares/Principal Amount		Value
$425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	$482,358
		803,038
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	203,332

	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	292,610

	Ohio-0.6%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	661,790

	Pennsylvania-1.2%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	540,120
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	252,142
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	544,895
		1,337,157
	Virginia-0.4%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	525,015

	Wisconsin-0.5%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	528,790

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $4,780,801)		5,029,361
Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-2.1%
	Mutual Funds-2.1%
2,428,536	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	$2,428,536

TOTAL SHORT TERM INVESTMENTS
(Cost $2,428,536)		2,428,536

TOTAL INVESTMENTS-98.6%
(Cost $93,744,799)		112,274,467
OTHER ASSETS AND LIABILITIES-NET(2)-1.4%		1,596,046
NET ASSETS-100.0%		$113,870,513

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

PRIME - US Prime Rate as of March 31, 2018 was 4.75%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-63.9%
	Federal Home Loan Mortgage Corp.-23.1%
$1,828,893	Series 2012-276, Class 25, 2.500%, 9/15/2042	$1,756,689
1,373,371	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	1,336,059
602,089	Series 2011-3919, Class CE, 2.750%, 10/15/2040, REMIC	593,445
2,866,117	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	2,818,822
4,330,278	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC	4,132,580
2,741,854	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	2,655,522
2,511,846	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	2,421,285
1,710,915	Series 2013-4187, Class CA, 2.000%, 4/15/2033, REMIC	1,630,238
1,451,374	Series 2013-4204, Class AD, 1.500%, 8/15/2042, REMIC	1,375,080
1,160,687	Series 2013-4208, Class KA, 1.500%, 5/15/2028, REMIC	1,097,878
1,357,316	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	1,350,953
561,140	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	548,803
944,732	Series 2014-4368, Class BE, 2.500%, 5/15/2031, REMIC	935,898
1,416,415	Series 2015-4472, Class MA, 3.000%, 5/15/2045, REMIC	1,387,508
604,460	Series 2015-4487, Class DA, 2.500%, 1/15/2045, REMIC	578,893
2,013,704	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	1,959,578
3,798,402	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	3,765,675
1,741,243	Series 2016-4546, Class TE, 2.000%, 12/15/2045, REMIC	1,656,092
924,532	Series 2016-4616, Class HP, 3.000%, 9/15/2046, REMIC	911,659
4,877,938	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	4,692,151
4,087,894	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	4,122,459
1,713,758	Series 2017-4655, Class LA, 3.500%, 3/15/2042, REMIC	1,724,042
4,291,071	Series 2017-4657, Class TA, 3.500%, 11/15/2041, REMIC	4,325,695
3,732,241	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	3,853,682
Shares/Principal Amount		Value
$4,217,976	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	$4,324,149
		55,954,835

	Federal National Mortgage Association-29.5%
775,629	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	800,892
1,246,738	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	1,246,902
2,536,529	Series 2010-102, Class PE, 2.000%, 9/25/2040, REMIC	2,451,235
1,852,442	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	1,822,207
600,153	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	580,146
2,384,149	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	2,225,022
3,898,096	Series 2012-103, Class VC, 3.500%, 9/25/2029, REMIC	3,907,986
506,954	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	483,878
5,176,842	Series 2012-134, Class AE, 1.750%, 7/25/2040, REMIC	4,958,910
2,734,100	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	2,559,314
2,569,325	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	2,468,806
1,776,677	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	1,698,962
723,365	Series 2012-58, Class PA, 2.000%, 4/25/2042, REMIC	681,112
1,545,884	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	1,530,974
2,175,114	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	2,090,214
2,563,545	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	2,580,646
2,677,877	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	2,567,657
1,828,653	Series 2013-23, Class CB, 2.000%, 3/25/2033, REMIC	1,750,493
2,171,258	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	2,158,610
304,144	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	278,031
2,107,179	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	2,128,228
914,329	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	890,451
853,929	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	834,130
547,491	Series 2015-35, Class BH, 1.500%, 6/25/2045, REMIC	519,066
3,479,333	Series 2015-42, Class CA, 3.000%, 3/25/2044, REMIC	3,435,001
1,639,567	Series 2016-29, Class PC, 2.000%, 8/25/2045, REMIC	1,569,769

Shares/Principal Amount		Value
$4,589,848	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	$4,526,615
3,891,620	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	3,728,644
2,778,862	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	2,813,692
2,376,300	Series 2017-31, Class GA, 3.000%, 3/25/2044, REMIC	2,357,859
4,898,318	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	4,887,535
4,962,500	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	4,927,714
		71,460,701

	Government National Mortgage Association-10.4%
4,081,700	Series 2005-26, Class ZA, 5.500%, 1/20/2035	4,470,418
641,424	Series 2011-11, Class PC, 2.000%, 4/20/2040	622,041
620,464	Series 2012-48, Class MA, 2.500%, 4/16/2042	601,274
706,911	Series 2012-50, Class ED, 2.250%, 8/20/2040	685,290
1,875,033	Series 2013-38, Class KA, 1.250%, 2/20/2042	1,725,634
7,142,015	Series 2016-154, Class UP, 3.000%, 5/20/2045	7,110,055
1,338,266	Series 2016-43, Class UC, 3.500%, 3/20/2046	1,335,315
3,206,761	Series 2016-55, Class JA, 3.500%, 4/20/2046	3,192,031
5,852,711	Series 2016-77, Class MB, 2.000%, 9/20/2045	5,571,307
		25,313,365

	United States Small Business Administration-0.9%
2,132,813	Series 2015-20D, Class 1, 2.510%, 4/1/2035	2,095,308

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $160,021,013)		154,824,209

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-13.2%
	Federal Home Loan Mortgage Corp.-0.5%
344,005	Pool C91349, 4.500%, 12/1/2030	362,228
875,139	Pool C91361, 4.000%, 3/1/2031	905,081
		1,267,309
	Federal National Mortgage Association-8.6%
1,069,288	Pool AT2054, 2.500%, 4/1/2028	1,048,373
3,241,899	Pool MA0641, 4.000%, 2/1/2031	3,351,702
1,821,334	Pool MA0667, 4.000%, 3/1/2031	1,883,060
1,387,669	Pool MA0695, 4.000%, 4/1/2031	1,434,550
832,896	Pool MA0756, 4.000%, 6/1/2031	867,353
Shares/Principal Amount		Value
$2,339,739	Pool MA0818, 4.000%, 8/1/2031	$2,436,170
2,704,803	Pool MA1459, 3.000%, 6/1/2033	2,695,189
3,216,458	Pool AL5169, 4.000%, 4/1/2034	3,333,511
2,521,388	Pool 995026, 6.000%, 9/1/2036	2,836,219
228,272	Pool AI7929, 4.000%, 8/1/2041	234,405
733,224	Pool AL6620, 4.500%, 8/1/2042	778,749
		20,899,281
	Government National Mortgage Association-4.1%
2,839,144	Pool A09704, 3.000%, 10/20/2036	2,791,674
2,930,271	Pool A09713, 3.000%, 4/20/2037	2,881,185
2,779,492	Pool AY5131, 3.000%, 6/20/2037	2,732,929
498,409	Pool G24828, 4.500%, 10/20/2040	513,235
456,892	Pool 589693, 4.500%, 7/15/2029	478,580
396,395	Pool 781952, 6.000%, 7/15/2035	445,637
		9,843,240
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES
(Cost $32,507,622)		32,009,830

U.S. TREASURY BONDS-4.3%
	U.S. Treasury Bond-4.3%
8,000,000	7.625%, 2/15/2025	10,485,325

TOTAL U.S. TREASURY BONDS
(Cost $11,010,078)		10,485,325

TAXABLE MUNICIPAL BONDS-17.5%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	527,625

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,062,500

	California-0.3%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	678,290

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,058,140
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,108,800
		2,166,940

Shares/Principal Amount		Value
	Idaho-0.4%
$1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	$984,510

	Indiana-0.8%
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	759,898
700,000	3.150%, 7/15/2023	702,541
500,000	Indiana Finance Authority, Revenue Bonds, Series A, 3.166%, 7/1/2030	478,795
		1,941,234
	Kansas-0.4%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	463,239
380,000	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds, 5.500%, 9/1/2023	392,958
		856,197
	Kentucky-0.8%
1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	1,617,845
315,000	City of Owensboro, General Obligation Bonds, 5.250%, 12/1/2025	336,653
		1,954,498
	Louisiana-0.6%
	City of New Orleans, Louisiana, Public Improvement Bonds:
515,000	Series A, 5.350%, 12/1/2027	576,934
300,000	Series A, 5.700%, 12/1/2030	340,848
500,000	Series A, 5.750%, 12/1/2033	567,645
		1,485,427
	Maryland-0.2%
465,000	Baltimore, Maryland, General Obligation Unlimited Bonds, Series C, 3.509%, 10/15/2034	453,352

	Michigan-0.6%
605,000	City of Madison Heights, Michigan, General Obligation Bonds, 3.610%, 1/1/2031	587,358
1,000,000	Michigan Strategic Fund, Revenue Bonds, 2.522%, 10/15/2023	959,690
		1,547,048
Shares/Principal Amount		Value
	Minnesota-0.2%
$500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	$515,395

	Mississippi-0.1%
190,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	197,571

	New York-0.2%
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	544,956

	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,015,030

	Ohio-4.1%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,308,175
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	309,214
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,036,320
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	548,270
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	559,065
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,045,300
1,510,000	Licking Heights, Ohio, Local School District General Obligation Unlimited Bonds, 3.300%, 12/1/2026	1,510,377
1,040,000	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds, 6.650%, 12/1/2030	1,079,250
1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	1,090,680

Shares/Principal Amount		Value
$500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	$554,790
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	942,210
		9,983,651
	Oregon-0.9%
500,000	Troutdale, Oregon General Obligation Limited Bonds, 3.350%, 6/1/2026	500,020
	Washington County, Clean Water Services Sewer, Build America Revenue Bonds:
750,000	5.228%, 10/1/2025	833,467
700,000	5.701%, 10/1/2030	824,306
		2,157,793
	Pennsylvania-2.8%
1,150,000	Commonwealth Financing Authority, Revenue Bonds, Series A, 3.743%, 6/1/2029	1,154,841
	County of Clinton, Pennsylvania, General Obligation Unlimited Bonds:
340,000	3.580%, 12/1/2027	344,097
370,000	3.780%, 12/1/2029	374,318
285,000	3.880%, 12/1/2030	288,306
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,045,940
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	964,520
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	302,571
2,000,000	State Public School Building Authority, Pennsylvania Qualified School Construction Revenue Bonds, Series C, 5.088%, 9/15/2029	2,200,280
		6,674,873
	South Carolina-0.2%
415,000	Greer Trust, South Carolina, Important Projects Revenue Bonds, Series A, 3.722%, 12/1/2031	406,717

	Tennessee-0.5%
1,000,000	Tennessee State School Bond Authority, Qualified School Construction Bonds, 4.848%, 9/15/2027	1,100,050
Shares/Principal Amount		Value
	Texas-1.9%
$500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	$549,180
1,000,000	North East Texas Independent School District, Qualified School Construction Bonds, 5.240%, 8/1/2027	1,132,410
545,000	Texas State A & M University Revenue Bonds, Series C, 4.772%, 5/15/2033	595,690
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,328,544
		4,605,824
	Utah-0.1%
250,000	Utah Municipal Power Agency, Revenue Bonds, Series A, 3.237%, 7/1/2028	246,760

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	197,620
345,000	Series D, 5.000%, 6/1/2028	331,324
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	243,255
		772,199
	Wisconsin-0.2%
430,000	Stanley, Wisconsin, Water & Sewer System Revenue Bonds, Series A, 3.570%, 5/1/2031	419,203

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $42,039,211)		42,297,643

NON-TAXABLE MUNICIPAL BONDS-0.1%
	West Virginia-0.1%
140,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.250%, 10/1/2028	141,831

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $144,741)		141,831

Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-0.7%
	Mutual Funds-0.7%
1,632,662	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	$1,632,662

TOTAL SHORT TERM INVESTMENTS
(Cost $1,632,662)		1,632,662

TOTAL INVESTMENTS-99.7%
(Cost $247,355,327)		241,391,500
OTHER ASSETS AND LIABILITIES-NET(1)-0.3%		736,858
NET ASSETS-100.0%		$242,128,358

(1)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
MUNICIPAL BONDS-96.8%
	Alabama-0.8%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$991,064

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	547,870

	Ohio-1.1%
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,265,583

	West Virginia-94.4%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,200,888
400,000	4.000%, 5/1/2024	417,612
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	298,530
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
200,000	Series B, 2.400%, 12/1/2022	200,172
100,000	Series B, 2.600%, 12/1/2023	100,173
100,000	Series B, 2.800%, 12/1/2024	100,259
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	372,516
450,000	Series C, 3.400%, 12/1/2034	449,986
345,000	Series D, 3.000%, 12/1/2024	354,022
585,000	Series D, 3.000%, 12/1/2025	597,057
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	318,423
950,000	5.000%, 6/1/2028	1,094,771
655,000	5.000%, 6/1/2029	752,248
1,045,000	Series A, 3.500%, 10/1/2023	1,052,001
1,100,000	Series A, 3.650%, 10/1/2024	1,107,799
620,000	Series A, 5.300%, 3/1/2029	621,426
285,000	Series C, 3.500%, 10/1/2025	287,690
Shares/Principal Amount		Value
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
$1,065,000	4.000%, 6/1/2025	$1,167,656
1,100,000	3.000%, 6/1/2026	1,124,211
965,000	3.000%, 6/1/2027	979,301
100,000	3.000%, 6/1/2030	99,694
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	202,683
205,000	3.750%, 6/1/2025	213,308
215,000	3.850%, 6/1/2026	223,897
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	264,997
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	627,368
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	188,358
190,000	Series A, 3.000%, 3/1/2026	192,542
620,000	Series A, 4.000%, 3/1/2029	659,767
405,000	Series A, 3.500%, 12/1/2030	412,946
260,000	Series B, 3.000%, 10/1/2028	261,893
310,000	Series B, 4.000%, 6/1/2031	327,450
135,000	Series E, 3.000%, 6/1/2023	132,963
135,000	Series E, 3.300%, 6/1/2025	132,961
125,000	Series E, 3.400%, 6/1/2026	122,894
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	330,382
275,000	4.000%, 7/1/2032	291,847
	City of Clarksburg, West Virginia, Water Revenue Bonds:
600,000	Series A, 2.200%, 9/1/2019	595,044
160,000	Series E, 3.000%, 6/1/2018	160,200
170,000	Series E, 3.000%, 6/1/2020	171,238
180,000	Series E, 3.000%, 6/1/2022	178,812
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	521,763
515,000	2.750%, 7/1/2023	516,056
500,000	4.000%, 7/1/2024	513,155
605,000	3.000%, 7/1/2025	606,379
575,000	3.100%, 7/1/2026	576,167
1,000,000	3.150%, 7/1/2027	1,000,450
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	301,959
300,000	3.000%, 11/1/2028	297,306

Shares/Principal Amount		Value
$175,000	City of Kingwood, West Virginia, Sewer System Revenue Bonds, 4.000%, 10/1/2020	$175,115
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	250,155
490,000	Series A, 3.500%, 9/1/2027, (AGM)	490,470
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	231,557
600,000	Series B, 4.000%, 12/1/2027	618,954
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	525,680
625,000	Series A, 3.000%, 6/1/2018	626,338
535,000	Series A, 3.000%, 6/1/2029	539,842
555,000	Series A, 3.000%, 6/1/2030	557,364
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	110,464
225,000	Series C, 3.400%, 11/1/2031	226,040
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	379,992
	Fairmont State University, West Virginia, Revenue Bonds:
725,000	Series A, 5.000%, 6/1/2022	787,104
765,000	Series A, 5.000%, 6/1/2024	866,546
1,400,000	Series B, 3.000%, 6/1/2024	1,411,760
1,000,000	Series B, 3.100%, 6/1/2025	1,009,900
1,510,000	Fayette County, West Virginia Board of Education Pass Through Certificates Revenue Bonds, 3.250%, 10/1/2033	1,458,116
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	343,857
380,000	Series A, 3.000%, 1/1/2031	360,213
1,660,000	Series A, 4.250%, 1/1/2035	1,758,853
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
115,000	Series A, 3.000%, 6/1/2020	115,154
135,000	Series A, 3.250%, 6/1/2023	135,031
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	314,214
Shares/Principal Amount		Value
$250,000	Series A, 4.000%, 2/1/2023	$261,285
450,000	Series A, 3.000%, 2/1/2025	456,835
750,000	Series A, 3.125%, 2/1/2026	761,678
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	203,984
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	999,070
1,000,000	Series A, 4.000%, 12/1/2029	1,068,660
1,210,000	Series A, 4.000%, 12/1/2030	1,287,392
1,000,000	Series A, 4.000%, 12/1/2031	1,056,960
1,785,000	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds, Series A, 3.000%, 8/1/2025	1,805,295
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	628,854
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,636,872
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	267,563
1,310,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,374,910
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	686,486
1,220,000	3.000%, 6/1/2023	1,269,776
795,000	3.000%, 6/1/2026	817,093
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
260,000	Series A, 5.375%, 7/1/2018, (AMBAC)	262,247
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,282,750
2,505,000	Series C, 5.375%, 7/1/2021	2,741,096
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	675,481
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,833,072
	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile):
500,000	5.000%, 6/1/2022	544,750
1,000,000	4.000%, 6/1/2023	1,050,270

Shares/Principal Amount		Value
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
$1,280,000	Series B, 3.375%, 11/1/2025	$1,319,181
755,000	Series B, 3.500%, 11/1/2026	777,876
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	921,813
860,000	4.750%, 6/1/2022	861,737
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,713,756
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,690,645
315,000	Series A, 3.375%, 6/1/2029	316,087
365,000	Series B, 3.375%, 10/1/2023	376,490
390,000	Series B, 3.500%, 10/1/2024	402,577
415,000	Series B, 3.625%, 10/1/2025	428,558
435,000	Series B, 3.750%, 10/1/2026	449,398
545,000	Series C, 3.000%, 6/1/2023	559,437
310,000	Series C, 3.500%, 6/1/2030	312,536
515,000	Series D, 5.000%, 6/1/2025	596,360
600,000	Series D, 3.250%, 6/1/2028	600,366
330,000	Series D, 3.375%, 6/1/2029	331,139
355,000	Series D, 3.500%, 6/1/2030	357,904
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	504,285
550,000	2.500%, 12/15/2022	550,940
200,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	200,588
	West Virginia Economic Development Authority Lottery Revenue Bonds:
1,000,000	Series A, 3.750%, 6/15/2023	1,043,620
305,000	Series A, 5.000%, 6/15/2028	326,499
1,000,000	Series A, 5.000%, 7/1/2032	1,164,770
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,590,795
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
1,730,000	5.000%, 7/1/2034	1,990,867
225,000	Series A, 3.750%, 4/1/2019	229,709
10,000	Series A, 3.750%, 4/1/2019	10,215
395,000	Series A, 4.000%, 4/1/2020	411,555
10,000	Series A, 4.000%, 4/1/2020	10,455
485,000	Series A, 5.000%, 4/1/2026	516,549
Shares/Principal Amount		Value
$360,000	Series B, 3.200%, 4/1/2024	$369,249
375,000	Series B, 3.375%, 4/1/2025	386,535
385,000	Series B, 3.500%, 4/1/2026	397,474
400,000	Series B, 3.600%, 4/1/2027	412,624
290,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	290,829
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,048,230
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	590,271
	West Virginia Housing Development Fund Revenue Bonds:
325,000	Series A, 3.600%, 5/1/2022	336,999
1,340,000	Series A, 3.200%, 11/1/2023	1,376,823
240,000	Series A, 3.800%, 11/1/2024	248,674
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	507,170
700,000	Series A, 3.125%, 7/1/2026	710,990
200,000	Series B, 3.000%, 7/1/2018	200,690
370,000	Series B, 4.000%, 7/1/2023	385,821
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	574,955
515,000	Series A, 5.000%, 7/1/2026	581,950
535,000	Series A, 5.000%, 7/1/2027	603,143
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	479,885
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	513,660
	West Virginia State University Revenue Bonds:
335,000	Series A, 3.000%, 10/1/2020	316,394
340,000	Series A, 2.550%, 10/1/2021	308,502
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	555,075
345,000	Series B, 5.000%, 10/1/2025	377,806
750,000	Series B, 4.125%, 10/1/2031	783,368
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	562,125

Shares/Principal Amount		Value
$2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	$2,963,813
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	486,334
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	268,813
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,493,696
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	618,746
600,000	Series A-II, 3.250%, 11/1/2025	614,466
550,000	Series A-II, 5.000%, 11/1/2025	641,894
650,000	Series A-II, 5.000%, 11/1/2026	765,407
800,000	Series A-II, 3.000%, 11/1/2027	814,568
300,000	Series A-II, 3.125%, 11/1/2028	300,108
725,000	Series B-II, 4.000%, 11/1/2025	776,294
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	290,220
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	999,980
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	899,483
		108,406,089
TOTAL MUNICIPAL BONDS
(Cost $109,791,088)		111,210,606

SHORT TERM INVESTMENTS-0.2%
	Mutual Funds-0.2%
213,442	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	213,442

TOTAL SHORT TERM INVESTMENTS
(Cost $213,442)		213,442

TOTAL INVESTMENTS-97.0%
(Cost $110,004,530)		111,424,048
OTHER ASSETS AND LIABILITIES-NET(1)-3.0%		3,399,291
NET ASSETS-100.0%		$114,823,339
(1)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

March 31, 2018 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-95.4%
ALTERNATIVES-0.8%
5,881	First Trust Exchange-Traded Fund III-First Trust Long/Short Equity ETF	$228,807

TOTAL ALTERNATIVES		228,807

BROAD DOMESTIC FIXED INCOME-23.6%
15,193	iShares® Core U.S. Aggregate Bond ETF	1,629,450
74,213	iShares® Floating Rate Bond ETF	3,779,668
30,387	Vanguard® Short-Term Inflation-Protected Securities ETF	1,486,228

TOTAL BROAD DOMESTIC FIXED INCOME		6,895,346

COMMODITIES-8.8%
76,159	PowerShares® Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	1,353,345
9,645	SPDR® Gold Shares(1)(2)	1,213,245

TOTAL COMMODITIES		2,566,590

INTERNATIONAL (EX. U.S.) EQUITY-14.2%
18,144	iShares® Core MSCI Total International Stock ETF	1,143,798
7,063	iShares® Edge MSCI USA Quality Factor ETF	584,181
19,260	iShares® MSCI EAFE ETF	1,342,037
22,577	iShares® MSCI Emerging Markets ETF	1,090,017

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		4,160,033

U.S. BROAD DIVERSIFIED EQUITY-14.4%
14,208	SPDR® S&P 500® ETF Trust(1)	3,738,835
17,000	Wisdomtree® Cboe S&P 500® Putwrite Strategy Fund	480,080

TOTAL U.S. BROAD DIVERSIFIED EQUITY		4,218,915

U.S. SECTOR FOCUSED EQUITY-20.7%
9,262	Energy Select Sector SPDR® Fund	624,351
22,000	Financial Select Sector SPDR® Fund	606,540
5,047	First Trust Dow Jones Internet Index Fund(2)	608,164
17,453	Health Care Select Sector SPDR® Fund	1,420,674
13,911	Industrial Select Sector SPDR® Fund	1,033,448
3,325	iShares® U.S. Aerospace & Defense ETF	658,217
Shares/Principal Amount		Value
3,066	iShares® U.S. Medical Devices ETF	$567,241
8,502	SPDR® S&P® Regional Banking ETF	513,436

TOTAL U.S. SECTOR FOCUSED EQUITY		6,032,071

U.S. SMALL AND MID CAP EQUITY-5.4%
10,288	iShares® Russell 2000® ETF(1)	1,562,027

TOTAL U.S. SMALL AND MID CAP EQUITY		1,562,027

U.S. VALUE COMPANY FOCUSED EQUITY-7.5%
29,745	Vanguard® Mega Cap Value ETF	2,202,915

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		2,202,915

TOTAL EXCHANGE TRADED FUNDS
(Cost $27,135,335)		27,866,704

SHORT TERM INVESTMENTS-7.7%
	Mutual Funds-7.7%
2,251,912	Federated Government Obligations Fund 7-Day Yield 1.526% (at net asset value)	2,251,912

TOTAL SHORT TERM INVESTMENTS
(Cost $2,251,912)		2,251,912

TOTAL INVESTMENTS-103.1%
(Cost $29,387,247)		30,118,616
OTHER ASSETS AND LIABILITIES-NET(3)-(3.1)%		(917,674)
NET ASSETS-100.0%		$29,200,942

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2018.
(2)	Non-income producing security.
(3)	Assets, other than investments in securities, less liabilities.

Note -	The categories of investments are shown as a percentage of net assets at March 31, 2018.

See accompanying Notes to Quarterly Portfolio of Investments.

Written Call Options:

Description	Exercise Price	Expiration Date	Number of Contracts	Premiums Received	Notional Value	Value
iShares® Russell 2000® ETF	$158.00	04/20/2018	30	$(4,004)	$455,490	$(1,650)
SPDR® Gold Shares	$130.50	04/20/2018	35	(3,131)	440,265	(770)
SPDR® S&P 500® ETF Trust	$280.00	04/20/2018	35	(6,876)	921,025	(840)
				$(14,011)	$1,816,780	$(3,260)

Notes to Quarterly Portfolio of Investments

March 31, 2018 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2018, in valuing the Funds’ investments carried at value:

Small Company Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$92,164,896	$–	$–	$92,164,896
Exchange Traded Funds	2,774,878	–	–	2,774,878
Short Term Investments	6,287,033	–	–	6,287,033
Total	$101,226,807	$–	$–	$101,226,807

Growth Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$314,930,239	$–	$–	$314,930,239
Exchange Traded Funds	4,631,430	–	–	4,631,430
Short Term Investments	14,804,817	–	–	14,804,817
Total	$334,366,486	$–	$–	$334,366,486

Other Financial Instruments
Liabilities
Written Options	$(116,020)	$–	$–	$(116,020)
Total	$(116,020)	$–	$–	$(116,020)

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$71,870,883	$–	$–	$71,870,883
Corporate Bonds	–	16,209,462	–	16,209,462
U.S. Government Agency - Collateralized Mortgage Obligations	–	7,507,353	–	7,507,353
U.S. Government Agency - Mortgage Backed Securities	–	5,814,926	–	5,814,926
U.S. Government Agency Securities	–	3,413,946	–	3,413,946
Taxable Municipal Bonds	–	5,029,361	–	5,029,361
Short Term Investments	2,428,536	–	–	2,428,536
Total	$74,299,419	$37,975,048	$–	$112,274,467

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$154,824,209	$–	$154,824,209
U.S. Government Agency - Mortgage Backed Securities	–	32,009,830	–	32,009,830
U.S. Treasury Bonds	–	10,485,325	–	10,485,325
Taxable Municipal Bonds	–	42,297,643	–	42,297,643
Non-Taxable Municipal Bonds	–	141,831	–	141,831
Short Term Investments	1,632,662	–	–	1,632,662
Total	$1,632,662	$239,758,838	$–	$241,391,500

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$111,210,606	$–	$111,210,606
Short Term Investments	213,442	–	–	213,442
Total	$213,442	$111,210,606	$–	$111,424,048

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$27,866,704	$–	$–	$27,866,704
Short Term Investments	2,251,912	–	–	2,251,912
Total	$30,118,616	$–	$–	$30,118,616

Other Financial Instruments
Liabilities
Written Options	$(3,260)	$–	$–	$(3,260)
Total	$(3,260)	$–	$–	$(3,260)

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2018. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund, Growth Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

4. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2018, 22% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 23, 2018

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 23, 2018